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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-6352
                                  ---------------------------------------------

                             ING SERIES FUND, INC.
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               (Exact name of registrant as specified in charter)

 7337 E. Doubletree Ranch Road, Scottsdale, AZ               85258
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         (Address of principal executive offices)          (Zip code)


                            Theresa K. Kelety, Esq.
                              ING Investments, LLC
                         7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258

                                With copies to:
                             Philip H. Newman, Esq.
                              Goodwin Procter, LLP
                        Exchange Place - 53 State Street
                                Boston, MA 02109
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                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (800) 992-0180
                                                   ---------------------------

Date of fiscal year end:      March 31
                         -------------------

Date of reporting period:   July 1, 2003 - June 30, 2004
                          ----------------------------------

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=========================== BROKERAGE CASH RESERVES ============================


This fund had no proxy voting activity during the reporting period.


========================= ING AELTUS MONEY MARKET FUND =========================


This fund had no proxy voting activity during the reporting period.


================================ ING BOND FUND =================================


This fund had no proxy voting activity during the reporting period.


============================= ING GOVERNMENT FUND ==============================


This fund had no proxy voting activity during the reporting period.


========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                     ING SERIES FUND, INC.
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By (Signature and Title)                /s/ James M. Hennessy
                        ------------------------------------------------------
                                President and Chief Executive Officer

Date                             August 30, 2004
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